PROVISIONS FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS FOR ONEROUS CONTRACTS
Schedule of provisions for onerous contracts

	Balance on		Reversals /	Balance on
	12/31/2017	Constitutions	Compensation	12/31/2018

Generation
Itaparica	—	—	—	—
Jirau	—	—	30,701	30,701
Funil (a)	126,861	293,505	(171,846)	248,520
Coaracy Nunes	232,052	—	(130,314)	101,738
Angra 3	1,388,843	—	(1,388,843)	—
TPP Santa Cruz (a)	32,258	318,565	(190,991)	159,832
Others	114,626	45,556	(160,182)	—
	1,894,640	657,626	(2,011,475)	540,791
Transmission
LT Recife II - Suape II (a)	50,197	—	—	50,197
LT Camaçari IV - Sapeaçu (a)	124,104	—	—	124,104
Others (a)	10,286	—	—	10,286
	184,587	—	—	184,587

	2,079,227	657,626	(2,011,475)	725,378
Total Current Liabilities	12,048	—	(2,612)	9,436
Total Non-Current Liabilities	2,067,179	657,626	(2,008,863)	715,942
TOTAL	2,079,227	657,626	(2,011,475)	725,378

	Balance on		Reversals/	Classification -	Balance on
	12/31/2016	Constitutions	Compensation	Held for sale	12/31/2017
Generation
Brasil Ventos S.A.	161,473	—	(161,473)	—	—
Funil (a)	63,424	74,969	(11,532)	—	126,861
Coaracy Nunes	370,581	—	(138,529)	—	232,052
Marimbondo	235,806	—	(235,806)	—	—
Angra 3	1,350,241	562,862	(524,260)	—	1,388,843
Estreito	164,755	—	(164,755)	—	—
Others	160,785	147,552	(161,453)	—	146,884
	2,507,065	785,383	(1,397,808)	—	1,894,640

Transmission
LT Recife II - Suape II (a)	41,463	8,734	—	—	50,197
LT Camaçari IV - Sapeaçu (a)	114,501	9,603	—	—	124,104
Others (a)	10,521	—	(235)	—	10,286
	166,485	18,337	(235)		184,587
Distribution
Ceal	7,809	—	(7,809)	—	—
Cepisa	65,382	—	(65,382)	—	—
Ceron	191,325	167,257	(191,325)	(167,257)	—
Boa Vista	2,223	2,876	(2,223)	(2,876)	—
Amazonas D	812,694	—	(812,694)	—	—
	1,079,433	170,133	(1,079,433)	(170,133)	—

	3,752,983	973,853	(2,477,476)	(170,133)	2,079,227
Total Current Liabilities	1,093,678	180,287	(1,081,630)	(170,133)	12,048
Total Non-Current Liabilities	2,659,305	803,720	(1,395,846)	—	2,067,179
TOTAL	3,752,983	973,853	2,477,476	(170,133)	2,079,227

	Balance on		Reversals/	Balance on
	12/31/2015	Constitutions	Compensation	12/31/2016
Transmission
Contract 062/2001	729,478	—	(729,478)	—
LT Recife II - Suape II	51,024	—	(9,561)	41,463
LT Camaçari IV - Sapeaçu	99,080	15,421	—	114,501
Other	16,467	—	(5,946)	10,521
	896,049	15,421	(744,985)	166,485
Generation
Camaçari	80,441	—	(80,441)	—
Termonorte II	—	—	—	—
Funil	83,788	—	(20,364)	63,424
Coaracy Nunes	228,091	142,490	—	370,581
Marimbondo	79,924	155,882	—	235,806
Angra 3	—	1,677,269	(327,028)	1,350,241
Other	130,072	414,241	(57,300)	487,013
	602,316	2,389,882	(485,133)	2,507,065
Distribution
Ceal	—	7,809	—	7,809
Cepisa	—	65,382	—	65,382
Ceron	—	191,325	—	191,325
Boa Vista	60,120	—	(57,897)	2,223
Amazonas D	—	812,694	—	812,694
	60,120	1,077,210	(57,897)	1,079,433
	1,558,485	3,482,513	(1,288,015)	3,752,983
Total Current Liabilities	9,073	1,142,502	(57,897)	1,093,678
Total Noncurrent Liabilities	1,549,412	2,340,011	(1,230,118)	2,659,305
TOTAL	1,558,485	3,482,513	(1,288,015)	3,752,983

(a)   Of the amount of the provision for onerous contracts held on December 31, 2018, R$ 592,939 (R$ 458,332 on December 31, 2017) derive from concession contracts extended pursuant to Law No. 12,783/13, due to the fact that the rate determined presents an imbalance over current operating and maintenance costs. In view of this, the present obligation under each contract was recognized and measured as a provision and may be reversed due to adjustments in the cost reduction and/or rate revision program.